CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parentheticals) $ in Thousands	Jun. 30, 2023 ₪ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2022 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $		$ 93		$ 103
Ordinary shares, par value per share | ₪ / shares	₪ 1		₪ 1
Ordinary shares, shares authorized		39,748,000		39,748,000
Ordinary shares, shares issued		23,309,987		23,309,987
Ordinary shares, shares outstanding		23,309,987		23,309,987